Share Capital, Warrants and Options (Details Narrative) $ / shares in Units, $ in Thousands							12 Months Ended
	Apr. 19, 2018 CAD ($) EquityInstruments $ / shares shares	Aug. 15, 2017 CAD ($) EquityInstruments $ / shares shares	Jun. 08, 2017 CAD ($) EquityInstruments Vote $ / shares shares	Sep. 12, 2016 CAD ($) EquityInstruments $ / shares shares	Jul. 21, 2016 CAD ($) EquityInstruments Vote $ / shares shares	Apr. 28, 2016 CAD ($) shares	Dec. 31, 2018 CAD ($) EquityInstruments Option Vote $ / shares shares	Dec. 31, 2017 CAD ($) EquityInstruments Option $ / shares shares	Dec. 31, 2016 CAD ($) EquityInstruments Option shares	Sep. 30, 2017 shares
Issue of Equity [Line items]
Expected dividend yield							0.00%	0.00%	0.00%
Number of warrants issued | EquityInstruments							116,666,664	94,971,721	81,203,692
Net proceeds from issuance							$ 17,500	$ 13,951	$ 12,000
Direct financing costs									95
Fair value of finance fee								10,877
Expense from share-based payment transactions on grant of options							$ 317	$ 504	309
Amount recorded initially to reserve and reallocated to share capital
Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | Option							6,425,000	9,137,500	6,058,000
Stock options exercised | $ / shares							$ 0.12	$ 0.12
Expense from share-based payment transactions on grant of options							$ 317	$ 504	$ 278
Stock Options [Member]
Issue of Equity [Line items]
Stock-based compensation									$ 31
Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate							2.17%	1.80%	0.79%
Expected volatility							101.00%	100.60%	113.00%
Percentage of beneficially owns, issued and outstanding							10.00%
Term of options granted							10 years
Maximum [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Term of options granted							5 years	5 years	5 years
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Number of units subscribed | shares							200,000,000
Total purchase price							$ 15,000
Beneficially owned of common shares in total | shares							200,000,000
Percentage of beneficially owns, issued and outstanding							25.38%
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Number of units subscribed | shares							13,333,333
Total purchase price							$ 1,000
Beneficially owned of common shares in total | shares							369,809,820
Percentage of beneficially owns, issued and outstanding							46.93%
Reserve [Member]
Issue of Equity [Line items]
Expense from share-based payment transactions on grant of options							$ 317	$ 504	$ 309
Transfer to deficit for expired options and warrants							$ 229	$ 301	2,725
Amount recorded initially to reserve and reallocated to share capital									$ 265
Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares				67,331,093	92,668,907
Price of unit issued | $ / shares				$ 0.075	$ 0.075
Total gross proceeds				$ 5,050	$ 6,950
Number of common shares in unit | shares				1	1
Number of common share purchase warrants in unit | EquityInstruments				0.5	0.5
Exercise price of warrant | $ / shares				$ 0.12	$ 0.12
Share issuance costs in cash					$ 571
Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life					2 years
Expected dividend yield					0.00%
Risk-free interest rate					0.57%
Expected volatility					91.06%
Private Placement [Member] | Warrants [Member] | Agent's [Member]
Issue of Equity [Line items]
Exercise price of warrant | $ / shares					$ 0.075
Fair value of warrants issued					$ 48
Number of warrants issued | Vote					1,203,695
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital | shares							100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Number of units issued | shares						952,380
Number of shares issued | shares							787,928,500			554,595,167
Number of shares outstanding | shares							787,928,500			554,595,167
Fair value of finance fee						$ 95
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares	233,333,333	40,982,448
Price of unit issued | $ / shares	$ 0.075	$ 0.075
Total gross proceeds	$ 17,500	$ 3,074
Number of common shares in unit | shares	1	1
Number of common share purchase warrants in unit | EquityInstruments	0.5	0.5
Exercise price of warrant | $ / shares	$ 0.12	$ 0.12
Share issuance costs in cash	$ 329
Share issuance cost in trade payable							$ 250
Fair value of warrants issued	$ 2,572	$ 519
Number of common shares to be acquired through exercise of warrant | shares	1	1
Net proceeds from issuance		$ 3,058
Direct financing costs		$ 16
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life	2 years	2 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.91%	1.23%
Expected volatility	94.26%	98.64%
Common Stock [Member] | Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares			145,030,833
Price of unit issued | $ / shares			$ 0.075
Total gross proceeds			$ 10,877
Number of common shares in unit | shares			1
Number of common share purchase warrants in unit | EquityInstruments			0.5
Exercise price of warrant | $ / shares			$ 0.12
Share issuance costs in cash			$ 533
Fair value of warrants issued			$ 1,500
Number of common shares to be acquired through exercise of warrant | shares			1
Common Stock [Member] | Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life			2 years
Expected dividend yield			0.00%
Risk-free interest rate			0.71%
Expected volatility			98.60%
Common Stock [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Exercise price of warrant | $ / shares			$ 0.075
Fair value of warrants issued			$ 61
Number of warrants issued | Vote			1,965,093
Common Stock [Member] | Overallotment Options [Member]
Issue of Equity [Line items]
Expected dividend yield			0.00%
Risk-free interest rate			0.71%
Expected volatility			66.60%
Fair value of options granted			$ 39
Period of options granted			30 days
Series 1 Preferred Shares [Member]
Issue of Equity [Line items]
Number of shares outstanding | shares							590,931	590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Number of votes per share at meeting of holders of preference shares | Vote							1
Period from date of issuance when shares become convertible							6 months
Period of notice to convert shares							10 days
Conversion value of share | $ / shares							$ 1
Factor by which number of shares on conversion is calculated | $ / shares							$ 0.90